Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed Of (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed.
Schedule of impairment charges and fair value adjustments on flight equipment sold or to be disposed of

	Three Months Ended					Six Months Ended
	June 30, 2012			June 30, 2011		June 30, 2012			June 30, 2011
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)					(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold	3	$32.6		5	$41.1	5	$37.8		14	$149.4
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases(a)	—	—		2	2.7	—	—		10	(3.5)
Impairment charges on aircraft intended to be or designated for part-out	4	12.2	(b)	—	—	4	14.3	(b)	1	2.5

Total Impairment charges and fair value adjustments on flight equipment	7	$44.8	(b)	7	$43.8	9	$52.1	(b)	25	$148.4

(a)
Included in these amounts are net fair value credit adjustments related to aircraft previously held for sale, but which no longer meet such criteria and were subsequently reclassified to Flight equipment under operating leases. Also included in these amounts are fair value credit adjustments for sales price adjustments related to aircraft that were previously held for sale and sold during the periods presented.

(b)
Includes charges relating to one engine for the three months ended June 30, 2012 and four engines for the six months ended June 30, 2012.

	December 31,
	2011		2010		2009
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges and fair value adjustments of aircraft likely to be sold or sold	17	$163.1	15	$155.1	5	$24.9
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases(a)	10	(3.7)	60	372.1	2	10.5
Impairment charges on aircraft designated for part-out	3	10.9	2	25.6	—	—

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	30	$170.3	77	$552.8	7	$35.4

(a)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment under operating leases. Also included in these amounts are net positive fair value adjustments related to sales price adjustments related to aircraft that were previously held for sale and sold during periods presented.